Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 041
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan classifies its investments into a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of these three levels:
Level 1 — Quoted prices in active markets for identical assets or liabilities
Level 2 — Inputs that are derived principally from or corroborated by observable market data
Level 3 — Inputs that are unobservable and significant to the overall fair value measurement
Investment assets measured using either the net asset value (NAV) per share practical expedient or contract value are not categorized in the fair value hierarchy.
The following tables set forth, by Level within the fair value hierarchy, the Plan’s investment assets at fair value for the years ended December 31, 2025 and 2024, respectively:

	As of December 31, 2025
in thousands	Total	Level 1	Level 2	Level 3
Vulcan Materials Company Stock Fund	$101,823	$101,823	$0	$0
Mutual funds	133,306	133,306	0	0
Empower self-directed brokerage account	9,815	9,815	0	0
Other domestic equities	62	62	0	0
Investments in the fair value hierarchy	$245,006	$245,006	$0	$0
Interests in common/collective trust funds (at NAV)	1,333,469
Stable value fund (GIC at contract value)	57,407
Total investment assets	$1,635,882

	As of December 31, 2024
in thousands	Total	Level 1	Level 2	Level 3
Vulcan Materials Company Stock Fund	$106,706	$106,706	$0	$0
Mutual funds	99,467	99,467	0	0
Empower self-directed brokerage account	7,143	7,143	0	0
Other domestic equities	121	121	0	0
Investments in the fair value hierarchy	$213,437	$213,437	$0	$0
Interests in common/collective trust funds (at NAV)	1,134,141
Stable value fund (GIC at contract value)	60,068
Total investment assets	$1,407,646
Asset Valuation Techniques
The following methods and assumptions were used to estimate the values of the Plan’s investments. There have been no changes in the methodologies used at December 31, 2025 and 2024, respectively.
Vulcan Materials Company Stock Fund — The fair value of the Company’s stock fund is based on the quoted market price.
Mutual Funds — These investments are valued daily at the closing price as reported on the active market in which the securities are traded.
Other Domestic Equities — These investments include common stock, preferred stock and other equity investments. Fair value is based on quoted market prices.
Common/Collective Trust Funds — These investments include various index funds for domestic equities and fixed income securities, as well as international equities. Investments are valued at the net asset value of units of a bank collective trust. The net asset value, as provided in each fund’s audited financial statements, is used as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the collective trust in order to ensure that securities liquidations will be carried out in an orderly business manner. In addition, there are no unfunded commitments for any of the common/collective trust funds.
Empower Self-Directed Brokerage Account — The investments in this account include various mutual funds and money market funds. Fair value is based on quoted market prices.
Stable Value Fund — The stable value fund is measured at contract value as described in Note 3. Contract value represents contributions made to the fund, plus earnings, less participant withdrawals.
The methods described above may produce a fair value calculation that may not be indicative of net asset value or reflective of future fair value. Furthermore, while the Plan’s valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in different estimates of fair value at the reporting date.